Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of comprehensive income
Net income	€ 426,916	€ 314,637	€ 777,285	€ 642,395
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	51,304		51,304
FVOCI equity investments	18,829		18,829
Actuarial gain (loss) on defined benefit pension plans	5,200		5,200
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(4,712)		(4,712)
Total	70,621		70,621
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(278,277)	(144,919)	(172,599)	130,430
FVOCI debt securities	31,405		31,405
Gain (loss) related to cash flow hedges	(809)	(12,322)	6,618	(12,725)
Cost of hedging	1,352	131	213	(762)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(5,425)	2,743	(7,303)	3,169
Total	(251,754)	(154,367)	(141,666)	120,112
Other comprehensive income (loss), net	(181,133)	(154,367)	(71,045)	120,112
Total comprehensive income	245,783	160,270	706,240	762,507
Comprehensive income attributable to noncontrolling interests	54,524	45,552	144,618	123,574
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 191,259	€ 114,718	€ 561,622	€ 638,933